INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization of Intangible Assets	$ 37,000	$ 17,000	$ 3,000